Financial Liabilities at FVTPL - Summary Of Carrying Amount And Nominal Amount At Maturity Of Financial Liabilities At FVTPL (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Carrying amount	₩ 547,816	₩ 0	₩ 0
Nominal amount at maturity	530,000	0
Difference	₩ 17,816	₩ 0